Significant Accounting Policies - Schedule of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Right of Use Assets, beginning of year	$ 620,191	$ 699,574	$ 0
Additions to Right of Use Assets during the year	0	172,404	787,326
Depreciation during the year	(265,013)	(251,787)	(87,752)
Right of Use Assets, end of year	$ 355,178	$ 620,191	$ 699,574